Equity-based compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:CostRecognizedValue-0]					$ 6,800	$ 7,200
[custom:ExchangeOfVestedRsus-0]	13,987,442		13,987,442		970,389
[custom:ExchangeOfVestedDsus-0]	306,802		306,802		540,032
Common Stock, Shares Authorized						59,504,853	59,504,853
Share-Based Payment Arrangement, Expense	$ 1,800	$ 2,100	$ 11,100	$ 4,800	$ 94,200	$ 500
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 9,400		$ 9,400
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			10 months 24 days
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized					690,000,000
Common Stock, Shares, Outstanding	229,818,370		229,818,370		55,886,692
Common Class A [Member] | Two Thousand Twenty Two Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized							29,000,000
Common Stock, Shares, Outstanding							2,859,270